ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES

iHuman Inc. (the “Company”) is an exempted company incorporated in the Cayman Islands in September 2019. The Company, its subsidiaries, variable interest entity (“VIE”), and VIE’s subsidiaries are hereinafter collectively referred to as the “Group”. The Group is principally engaged in offering an integrated suite of tech-powered, intellectual development products and is committed to making the child-upbringing experience easier for parents and transforming intellectual development into a fun journey for children. The Group generates its revenues from the subscription fees that users paid for the premium content of its self-directed and interactive online applications, as well as from offline products and others. The majority of the Group’s revenues are generated from mainland China.

On October 8, 2020, the Company completed its initial public offering (“IPO”) on the New York Stock Exchange.

The Company’s principal subsidiaries, the VIE and VIE’s subsidiary as of December 31, 2024 are as follows:

			Percentage of
			equity interest
	Date of	Place of	attributable to
Name	establishment	establishment	the Company	Principal activities
Subsidiaries
iHuman Online Limited (“iHuman Online”)	October 2, 2019	Hong Kong	100%	Investment holding and operation of online applications
Hongen Perfect Future (Tianjin) Investment Co., Ltd. (“Hongen Investment”, or the “WFOE”)	November 11, 2019	Mainland China	100%	Management and technical consulting
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.	May 19, 2020	Mainland China	100%	Research and development
Variable interest entity
Tianjin Hongen Perfect Future Education Technology Co., Ltd. (“Tianjin Hongen”, or the “VIE”)	March 30, 2016	Mainland China	N/A*	Operation of online applications
Subsidiary of the VIE
Beijing Jinhongen Education Technology Co., Ltd. (“Beijing Jinhongen”)	September 4, 2019	Mainland China	N/A*	Offering of products and other services

* These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

To comply with laws and regulations in mainland China which have certain limitation of foreign control of companies that engage in value-added telecommunication services and certain other businesses, the Group primarily conducts its business in mainland China through the VIE and VIE’s subsidiaries. The equity interests of the VIE are legally held by the shareholders in mainland China (the “Nominee Shareholders”). Despite the lack of technical majority ownership, the Company through the WFOE has the power to direct activities of the VIE that most significantly impact its economic performance. Through a series of contractual agreements entered into by and among the Company, Hongen Investment, Tianjin Hongen and the Nominee Shareholders (the “Contractual Agreements”), the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIE to the WFOE, who immediately assigned the voting rights underlying their equity interests in the VIE to the Company. The Company also has the ability and obligation to absorb substantially all of the profits and all the expected losses of the VIE that potentially could be significant to the VIE. Based on the above, the Company is considered the primary beneficiary of the VIE and consolidates the VIE in accordance with the Securities and Exchange Commission (the “SEC”) Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

The following is a summary of the Contractual Agreements:

Powers of Attorneys

Pursuant to the powers of attorneys executed by the Nominee Shareholders, the Nominee Shareholders agreed to entrust to Hongen Investment an irrevocable proxy to exercise all of their rights as shareholders of Tianjin Hongen, the VIE, and to approve, on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of Tianjin Hongen. Hongen Investment is also entitled to transfer or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The powers of attorneys remain valid until the exclusive management services and business cooperation agreement expires or terminates.

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement among Hongen Investment, Tianjin Hongen and its Nominee Shareholders, the Nominee Shareholders irrevocably granted Hongen Investment or its designee(s) an exclusive call option to purchase, when and to the extent permitted under laws and regulations of mainland China, all or part of the equity interests in Tianjin Hongen. Hongen Investment has the sole discretion to decide when to exercise the option, whether in part or full. The exercise price of the call option to purchase all or part of the equity interests in Tianjin Hongen or assets held by Tianjin Hongen will be the minimum amount of consideration permitted under the then-applicable laws and regulations of mainland China. Without the prior consent of Hongen Investment, Tianjin Hongen and its Nominee Shareholders shall not: (i) amend the articles of association, (ii) increase or decrease the registered capital, (iii) sell or otherwise dispose of their assets or beneficial interest, (iv) create or allow any encumbrance on their assets or other beneficial interests, (v) extend any loans to third parties, (vi) enter into any material contracts (except those contracts entered into in the ordinary course of business), (vii) merge with or acquire any other persons or make any investments, or (viii) distribute dividends to their shareholders. The exclusive call option agreement will remain in effect until all the equity interests held by Nominee Shareholders or the assets held by Tianjin Hongen are transferred to Hongen Investment or its designee(s). Hongen Investment may terminate the exclusive call option agreement at its sole discretion, whereas under no circumstances may Tianjin Hongen or its Nominee Shareholders terminate this agreement. Any proceeds received by the Nominee Shareholders from the exercise of the option and distribution of profits or dividends, shall be remitted to Hongen Investment or its designee(s), to the extent permitted under laws and regulations of mainland China.

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among Hongen Investment, Tianjin Hongen and the Nominee Shareholders, Hongen Investment has the exclusive right to provide technical and consulting services to Tianjin Hongen and its subsidiaries, including but not limited to management consultancy services, permission of intellectual property rights, technical support and business support. Without the prior written consent of Hongen Investment, Tianjin Hongen may not accept any services subject to this exclusive management services and business cooperation agreement from any third party, while Hongen Investment has the right to designate any party to provide such services. In return, Tianjin Hongen agrees to pay a service fee to Hongen Investment. Hongen Investment has the right to unilaterally adjust the service fee. The exclusive management services and business cooperation agreement is effective within the operating period of Tianjin Hongen. Hongen Investment may terminate this agreement unilaterally, whereas under no circumstances can Tianjin Hongen and the Nominee Shareholders terminate this agreement.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

Equity Interest Pledge Agreement

Under the equity interest pledge agreement among Hongen Investment, Tianjin Hongen and its Nominee Shareholders, the Nominee Shareholders have pledged all of their equity interests in Tianjin Hongen to Hongen Investment to guarantee the performance of Tianjin Hongen and their obligations under the Contractual Agreements described above. During the term of the equity interest pledge agreement, Hongen Investment has the right to receive all of Tianjin Hongen’s dividends and profits distributed on the pledged equity. In the event of a breach by Tianjin Hongen or any of its Nominee Shareholders of the contractual obligations under the equity interest pledge agreement, Hongen Investment or its designee(s), as pledgee, will have the right to purchase, auction or sell all or part of the pledged equity interests in Tianjin Hongen and will have priority in receiving the proceeds from such disposal. Tianjin Hongen and its Nominee Shareholders, undertake that, without the prior written consent of Hongen Investment, they will not transfer, create or allow any encumbrance on the pledged equity interests. The equity interest pledge agreement will be valid until Tianjin Hongen and its Nominee Shareholders fulfill all contractual obligations under the Contractual Agreements.

Financial Support Letter

Pursuant to the financial support letter, the Company is obligated and hereby undertakes to provide unlimited financial support to Tianjin Hongen, to the extent permissible under the applicable laws and regulations in mainland China. The Company agrees to forego the right to seek repayment in the event if Tianjin Hongen is unable to repay such funding.

Resolution of the Company’s Board of Directors

The Company’s board of directors resolved that the rights under the powers of attorneys and the exclusive call option agreement were assigned to any officer authorized by the Company’s board of directors.

In the opinion of the Company’s legal counsel, (i) the ownership structures of the VIE and the WFOE are not in violation of applicable laws and regulations in mainland China currently in effect; and (ii) the Contractual Agreements are valid, binding and enforceable, and will not result in any violation of applicable laws and regulations in mainland China currently in effect; (iii) the financial support letter issued by the Company to the VIE, and the resolutions are valid in accordance with the articles of association of the Company.

However, uncertainties in the legal system of mainland China could cause relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future laws or regulations in mainland China and could limit the Company’s ability to enforce its rights under these Contractual Agreements. Furthermore, the Nominee Shareholders of the VIE may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the Contractual Agreements with the VIE. In addition, if the Nominee Shareholders will not remain the shareholders of the VIE, breach, or cause the VIE to breach, or refuse to renew, the existing Contractual Agreements the Company has with them and the VIE, the Company may not be able to direct activities of the VIE that most significantly impact its economic performance and receive economic benefits from it, which may result in deconsolidation of the VIE.

In addition, if the current structure or any of the Contractual Agreements were found to be in violation of any existing or future laws or regulations in mainland China, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

As of December 31, 2023 and 2024, there were no pledge or collateralization of the VIE and VIE’s subsidiaries’ assets that can only be used to settle their obligations. All liabilities of the VIE and VIE’s subsidiaries are without recourse to the Company.

The table sets forth the assets and liabilities of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	739,750	698,463	95,689
Short-term investments	—	30,900	4,233
Accounts receivable, net of allowance of RMB5,926 and RMB5,565 (US$762) as of December 31, 2023 and 2024, respectively	57,517	48,375	6,627
Inventories, net	17,084	23,957	3,282
Amounts due from related parties (including amounts due from Group entities of RMB118,806 and RMB171,522 (US$23,498) as of December 31, 2023 and 2024, respectively)	120,067	172,992	23,700
Prepayments and other current assets	83,200	81,395	11,151
Total current assets	1,017,618	1,056,082	144,682
Non‑current assets
Property and equipment, net	5,935	3,298	452
Intangible assets, net	17,033	15,269	2,092
Operating lease right‑of‑use assets	3,648	14,885	2,039
Long-term investment	26,333	26,333	3,608
Other non‑current assets	6,033	21,345	2,924
Total non‑current assets	58,982	81,130	11,115
Total assets	1,076,600	1,137,212	155,797
LIABILITIES
Current liabilities
Accounts payable	21,702	26,632	3,649
Deferred revenue and customer advances	317,270	280,705	38,456
Amounts due to related parties (including amounts due to Group entities of RMB4,943 and RMB403 (US$55) as of December 31, 2023 and 2024, respectively)	8,989	1,965	269
Accrued expenses and other current liabilities	106,256	100,213	13,729
Current operating lease liabilities	1,927	3,661	502
Total current liabilities	456,144	413,176	56,605
Non‑current liabilities
Non‑current operating lease liabilities	1,933	11,252	1,542
Total non‑current liabilities	1,933	11,252	1,542
Total liabilities	458,077	424,428	58,147

The VIE and VIE’s subsidiaries’ net asset balances were RMB618,523 thousand and RMB712,784 thousand (US$97,650 thousand) as of December 31, 2023 and 2024, respectively.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

The table sets forth the results of operations of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Revenues	985,436	1,010,418	895,193	122,641
Net income	189,204	258,999	149,122	20,430

The table sets forth the cash flows of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of cash flows for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Net cash provided by operating activities	258,279	215,169	64,861	8,886
Net cash provided by (used in) investing activities	(68,433)	18,960	(48,718)	(6,674)
Net cash used in financing activities	—	—	(57,430)	(7,868)
Net change in cash and cash equivalents	189,846	234,129	(41,287)	(5,656)